Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Receivables From Financial Services

	31 December 2018	31 December 2017
Current receivables from financial services	3,286,243	2,950,523
Non-current receivables from financial services	884,686	1,297,597

	4,170,929	4,248,120